Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current - Schedule of Unearned Revenue (Details) - USD ($)
$ in Thousands
	Jun. 30, 2026	Dec. 31, 2025
Unearned Revenue	$ 87,891	$ 85,788
Less current portion	(50,980)	(42,627)
Non-current portion	36,911	43,161
Unearned Revenues Regarding Hires Collected in Advance [Member]
Unearned Revenue	14,137	10,276
Unearned Revenues Regarding Charter Revenues Resulting from Varying Charter Rates [Member]
Unearned Revenue	37,921	33,134
Unamortized Deferred Rent [Member]
Unearned Revenue	$ 35,833	$ 42,378